Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

July 21, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Series Fund, Inc. (the “Registrant”) (1933 Act File No. 333-182175)

on behalf of Eaton Vance Emerging Markets Debt Opportunities Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated July 11, 2016 to the Prospectus dated December 1, 2015. The purpose of the filing is to submit the 497(e) filing dated July 11, 2016 in XBRL for the Fund.

Please contact me at (617) 672-8055, or fax number (617) 672-1055 if you have any questions or comments.

Very truly yours,

/s/ Deanna Foley

Deanna Foley

Assistant Vice President